[ADVANTAGE ADVISERS LOGO]

                               Advantage Advisers
                               Troon Fund, L.L.C.
                         (in the process of liquidation)

                              Financial Statements
                           with Report of Independent
                        Registered Public Accounting Firm

                       For the Period from January 1, 2006
                              to December 15, 2006

                      ADVANTAGE ADVISERS TROON FUND, L.L.C.
                         (IN THE PROCESS OF LIQUIDATION)

                              FINANCIAL STATEMENTS

            FOR THE PERIOD FROM JANUARY 1, 2006 TO DECEMBER 15, 2006






                                    CONTENTS




Report of Independent Registered Public Accounting Firm..................      1
Statement of Assets, Liabilities and Members' Capital....................      2
Statement of Operations..................................................      3
Statements of Changes in Members' Capital................................      4
Notes to Financial Statements............................................      5
Supplemental Information (Unaudited).....................................     13

[ERNST & YOUNG LOGO]          |_| ERNST & YOUNG                       |_| Phone (212) 773-3000
                                  5 Times Square                          www.ey.com
                                  New York, New York 10036-6530



             Report of Independent Registered Public Accounting Firm

To the Members and Board of Managers of
Advantage Advisers Troon Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Advantage Advisers Troon Fund, L.L.C. (the "Company") as of December 15, 2006, and the related statement of operations for the period from January 1, 2006 to December 15, 2006, and the statements of changes in members' capital for the year ended December 31, 2005 and for the period from January 1, 2006 to December 15, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Board of Managers of the Company determined to cease the operations of the Company of as December 15, 2006. As a result, the Company has changed its basis of accounting to the liquidation basis. Accordingly, the carrying values of the remaining assets as of December 15, 2006, are presented at estimated realizable values and liabilities are presented as estimated settlement amounts.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Advantage Advisers Troon Fund, L.L.C. at December 15, 2006, the results of its operations for the period from January 1, 2006 to December 15, 2006, and the changes in its members' capital for the year ended December 31, 2005 and for the period from January 1, 2006 to December 15, 2006, in conformity with U.S. generally accepted accounting principles.

                                           [ERNST & YOUNG LLP SIGNATURE]



New York, New York
February 20, 2007





                   A Member Practice of Ernst & Young Global

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                                                              DECEMBER 15, 2006

ASSETS
Cash and cash equivalents                                                                        $ 56,207,402
Due from broker                                                                                    10,558,106
Interest receivable                                                                                   134,453
                                                                                                 ------------
    TOTAL ASSETS                                                                                   66,899,961
                                                                                                 ------------


LIABILITIES
Withdrawals payable (see note 3)                                                                   66,606,556
Administration fees payable                                                                            26,844
Accounting and investor services fees payable                                                          26,543
Accrued expenses                                                                                      240,018
                                                                                                 ------------
    TOTAL LIABILITIES                                                                              66,899,961
                                                                                                 ------------


    MEMBERS' CAPITAL                                                                                      $ --
                                                                                                 ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------


                                                                                         PERIOD FROM JANUARY 1, 2006 TO
                                                                                                      DECEMBER 15, 2006
INVESTMENT INCOME
    Interest                                                                                              $   677,160
    Dividends                                                                                                 143,474
    Other income                                                                                              141,202
                                                                                                          -----------
                                                                                                              961,836
                                                                                                          -----------
EXPENSES
    Administration fees                                                                                       566,290
    Insurance expense                                                                                         205,549
    Legal fees                                                                                                171,955
    Accounting and investor services fees                                                                     124,535
    Custodian fees                                                                                             91,443
    Prime broker fees                                                                                          86,503
    Dividends on securities sold, not yet purchased                                                            81,141
    Audit and tax fees                                                                                         68,202
    Board of Managers' fees and expenses                                                                       48,114
    Registration expense                                                                                        7,411
    Printing expense                                                                                            7,338
    Miscellaneous                                                                                              47,840
                                                                                                          -----------
        TOTAL EXPENSES                                                                                      1,506,321
                                                                                                          -----------

        NET INVESTMENT LOSS                                                                                  (544,485)
                                                                                                          -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  REALIZED GAIN (LOSS) ON INVESTMENTS:
    Investment securities                                                                                  37,599,342
    Securities sold, not yet purchased                                                                     (1,866,743)
    Foreign currency transactions                                                                               1,593
                                                                                                          -----------
        NET REALIZED GAIN ON INVESTMENTS                                                                   35,734,192

  NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS                                                    (26,399,742)
                                                                                                          -----------

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                                                     9,334,450
                                                                                                          -----------

        NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM INVESTMENT ACTIVITIES                               $ 8,789,965
                                                                                                          ===========


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


                                                              SPECIAL
                                                             ADVISORY
                                                              MEMBER          MEMBERS            TOTAL
                                                             --------     -------------     -------------
MEMBERS' CAPITAL, DECEMBER 31, 2004                          $     --     $  94,017,770     $  94,017,770
                                                             --------     -------------     -------------

FROM INVESTMENT ACTIVITIES
   Net investment loss                                             --        (1,120,317)       (1,120,317)
   Net realized gain on investments                                --        23,448,477        23,448,477
   Net change in unrealized depreciation
     on investments                                                --       (22,451,191)      (22,451,191)
                                                             --------     -------------     -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                            --          (123,031)         (123,031)
                                                             --------     -------------     -------------
MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                           --           200,000           200,000
   Capital withdrawals                                             --       (36,326,648)      (36,326,648)
                                                             --------     -------------     -------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                             --       (36,126,648)      (36,126,648)
                                                             --------     -------------     -------------

MEMBERS' CAPITAL, DECEMBER 31, 2005                          $     --       $57,768,091     $  57,768,091
                                                             ========     =============     =============
FROM INVESTMENT ACTIVITIES
   Net investment loss                                       $     --     $    (544,485)    $    (544,485)
   Net realized gain on investments                                --        35,734,192        35,734,192
   Net change in unrealized appreciation
     on investments                                                --       (26,399,742)      (26,399,742)
   Incentive allocation                                        52,443          (52,443)               --
                                                             --------     -------------     ------------
   NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM INVESTMENT ACTIVITIES                        52,443        8,737,522         8,789,965
                                                             --------     -------------     ------------

MEMBERS' CAPITAL TRANSACTIONS
   Capital contributions                                           --           48,500            48,500
   Capital withdrawals                                        (52,443)     (66,554,113)      (66,606,556)
                                                             --------     -------------     ------------
   NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM CAPITAL TRANSACTIONS                        (52,443)     (66,505,613)      (66,558,056)
                                                             --------     -------------     ------------

MEMBERS' CAPITAL, DECEMBER 15, 2006                          $     --            $   --     $         --
                                                             ========     =============     ============


The accompanying notes are an integral part of these financial statements.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006
--------------------------------------------------------------------------------

      1. ORGANIZATION

         Advantage Advisers Troon Fund, L.L.C., (the "Company"), was organized under the Delaware Revised Uniform Limited Partnership Act on December 12, 1996. Effective May 9, 2003, pursuant to the approval of the Limited Partners, the Company was converted to a Delaware limited liability company. At such time, the general partner's interest was converted to a member interest and a Special Advisory Account was established for the investment adviser. The Company is registered under the Investment Company Act of 1940, as amended (the "Act"), as a closed-end, non-diversified management investment company. At a meeting held on October 12, 2006, the Board of Managers of the Company (the "Board of Managers"), in consultation with the Company's investment adviser, Troon Management L.L.C. (the "Adviser"), determined to cease operation of the Company as of December 15, 2006. Accordingly, the Company was liquidated effective as of December 15, 2006. In connection with the liquidation, the Board of Managers appointed Oppenheimer & Co., Inc. ("Oppenheimer") as the Company's liquidator, and, accordingly, Oppenheimer has been delegated the authority to take all actions necessary to wind up the affairs of the Company and distribute the liquidation proceeds to the Company's members in accordance with the Company's Limited Liability Agreement. The Company sought superior long-term capital appreciation by investing in a portfolio primarily in equity securities of publicly traded U.S. securities, foreign issues, bonds, options and other fixed income securities of U.S. issuers.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers. There are six members of the Board of Managers, one of whom is considered an "interested person" under the Act. On March 1, 2006, the Company named James E. Buck as lead Independent Manager of the Board of Managers. The Company's investment adviser is Troon Management, L.L.C., a Delaware limited liability company. The Adviser is a subsidiary of Oppenheimer Asset Management Inc. ("OAM") and an affiliate of Oppenheimer. The Adviser was responsible for managing the Company's investment activities pursuant to an investment advisory agreement dated June 5, 2003. OAM is the managing member of the Adviser, and Mark Asset Management Corp. ("MAMC") is a non-managing member of the Adviser. Investment professionals employed by MAMC managed the Company's investment portfolio on behalf of and under the supervision of the Adviser.

         The acceptance of initial and additional contributions from Members was subject to approval by the Board of Managers. The Company from time to time may have offered to repurchase interests pursuant to written tenders by Members. Such repurchases were made at such times and on such terms as were determined by the Board of Managers, in their complete and exclusive discretion.

         Generally, except as provided under applicable law, a Member shall not be liable for the Company's debts, obligations and liabilities in any amount in excess of the capital account balance of such Member, plus such Member's share of undistributed profits and assets.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES

         The Company's financial statements have been prepared in accordance with U.S. generally accepted accounting principles applied on the liquidation basis of accounting. This change in accounting basis did not materially affect member's capital. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

         A.  REVENUE RECOGNITION

         Securities transactions, including related revenue and expenses, were recorded on a trade-date basis, and dividends were recorded on the ex-dividend date. Interest income and expense were recorded on the accrual basis. Premiums and discounts on fixed income securities were amortized using the effective interest rate method.

         B.  PORTFOLIO VALUATION

         The Company's securities were valued in accordance with policies adopted by the Board of Managers, which are summarized below.

         (i) Domestic exchange traded securities (other than options and those securities traded on the NASDAQ) were valued:

              (1) at their last composite sale prices as reported on the exchanges where those securities were traded; or

              (2) If no sales of those securities were reported on a particular day, the securities were valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold, not yet purchased, as reported by those exchanges.

         (ii) Securities traded on NASDAQ were valued:

              (1) at the NASDAQ Official Closing Price ("NOCP") (which is the last trade price at or before 4:00 PM (Eastern Time) adjusted up to NASDAQ's best offer price if the last traded price is below such bid and down to NASDAQ's best offer price if the last trade is above such offer price); or

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

            (2) if no NOCP was available, at the last sale price on the NASDAQ prior to the calculation of the net asset value of the Company; or

            (3)  if no sale was shown on NASDAQ, at the bid price; or

            (4) if no sale was shown and no bid price was available, the price would be deemed "stale" and the value would have been determined in accordance with the fair valuation procedures set forth herein.

         Securities traded on a foreign securities exchange were valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold, not yet purchased) as reported by such exchange. Listed options were valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations were readily available were valued at their bid prices (or asked prices in the case of securities sold, not yet purchased) as obtained from one or more dealers making markets for such securities. If market quotations were not readily available, securities and other assets were valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities were valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units, or consultation with brokers and dealers in such securities. The Board of Managers periodically monitored the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less were, absent unusual circumstances, valued at amortized cost, so long as such valuation was determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies were converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally was completed, and the values of such securities were determined, prior to the close of securities markets in the U.S. Foreign exchange rates were also determined prior to such close. On occasion, the values of such securities and exchange rates may have been affected by events occurring between the time such values or exchange rates were determined and the time that the net asset value of the Company was determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities were valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B. PORTFOLIO VALUATION (CONTINUED)

         Fair value took into account the relevant factors and surrounding circumstances, which may have included: (i) the nature and pricing history (if any) of the security or other investment; (ii) whether any dealer quotations were available; (iii) possible valuation methodologies that could have been used to determine fair value; (iv) the recommendation of the Adviser with respect to the valuation; (v) whether the same or similar securities or other investments were held by other accounts or other funds managed by the Adviser and the valuation method used by the Adviser with respect thereto; (vi) the extent to which the fair value determined resulted from the use of data or formulae produced by third parties independent of the Adviser; and
         (vii) the liquidity or illiquidity of the market for the security or other investment.

         C.  CASH EQUIVALENTS

         The Company treats all highly liquid financial instruments that matured within three months of the time of purchase as cash equivalents. At December 15, 2006, $56,207,402 in cash equivalents was held at PNC Bank.

         D.  INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company was made as Members are individually liable for the income taxes on their share of the Company's income.

         The Company has reclassified ($544,485) and $35,734,192 from accumulated net investment loss and accumulated net realized gain on investments, respectively, to net capital contributions for the period from January 1, 2006 to December 15, 2006. This reclassification is a result of permanent book to tax differences to reflect, as an adjustment to net capital contributions, the amounts of taxable loss and net realized gain on investments that have been allocated to the Company's Members and had no effect on net assets.

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         Oppenheimer provided certain management and administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays Oppenheimer a monthly administration fee of 0.08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      3. ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         During the period from January 1, 2006 to December 15, 2006, Oppenheimer earned $49,429 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         Net profits or losses of the Company for each fiscal period were allocated among and credited to or debited against the capital accounts of all Members (except the Special Advisory Member) as of the last day of each fiscal period in accordance with the Members' respective investment percentages for the fiscal period. The Adviser, in its capacity as the Special Advisory Member of the Company, was entitled to receive an incentive allocation of 20% of net profits, if any, that have been credited to the capital account of such Member during such period. The incentive allocation was credited to the Special Advisory Account of the Adviser but was charged to a Member only to the extent that cumulative net profits with respect to such Member through the close of any period exceeded the highest level of cumulative net profits with respect to such Member through the close of any prior period. For each incentive allocation period, the Adviser can elect to withdraw the incentive allocation within 30 days from the Special Advisory Account. During the period from January 1, 2006 to December 15, 2006, an Incentive Allocation of $52,443 was credited to the Special Advisory Member's Capital account and was included in withdrawals payable at December 15, 2006, in the Statement of Assets, Liabilities and Members' Capital.

         At December 15, 2006, the Adviser had an investment in the Company amounting to $1,684,112, which is included in Members' Capital.

         Each Member of the Board of Managers (each a "Manager") who was not an "interested person" of the Company, as defined by the Act, received an annual retainer of $5,000 plus a fee for each meeting attended. The lead independent manager received an additional annual fee of $2,500. A Manager who is an "interested person" did not receive any annual or other fee from the Company. Managers who were not "interested persons" were reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties.

         PFPC Trust Company (the "Custodian") served as custodian of the Company's assets.

         PFPC Inc. ("PFPC") served as the accounting and investor services agent to the Company and in that capacity provides certain accounting, recordkeeping and investor related services. The Company paid PFPC an administrative fee based primarily on the average net assets of the Company as of the last day of each month, payable monthly, subject to a minimum annual fee.

         Oppenheimer acted as the non-exclusive placement agent for the Company, without special compensation from the Company, and bore costs associated with its activities as placement agent. However, the placement agent was entitled to charge a sales commission of up to 3% (up to 3.1% of the amount invested) in connection with a purchase of interests, at its discretion. For the period from January 1, 2006 to December 15, 2006, such sales commissions earned by Oppenheimer amounted to $1,500.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      4. INDEMNIFICATIONS

         The Company entered into several contracts that contain routine indemnification clauses. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. However, if there are any such losses then Oppenheimer as liquidator, will be responsible for such losses.

      5. SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from January 1, 2006 to December 15, 2006, amounted to $94,043,211 and $200,825,881, respectively.
         Aggregate purchases and sales of securities sold, not yet purchased, excluding short-term securities, for the period from January 1, 2006 to December 15, 2006, amounted to $1,593,243,908 and $1,529,316,953, respectively.

      6. SHORT-TERM BORROWINGS

         The Company had the ability to trade on margin and, in that connection, to borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company paid interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledged securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of and for the period from January 1, 2006 to December 15, 2006, the Company had no outstanding margin borrowings.

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company traded various financial instruments and entered into various investment activities with off-balance sheet risk. These financial instruments included options and securities sold, not yet purchased. Generally, these financial instruments represented future commitments to purchase or sell other financial instruments at specified terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

         The Company maintained cash in bank deposit accounts which, at times, may have exceeded federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONTINUED)
--------------------------------------------------------------------------------

      7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby created a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions resulted in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount originally received.

         The risk associated with purchasing an option was that the Company paid a premium whether or not the option is exercised. Additionally, the Company bore the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased were accounted for in the same manner as investment securities.

         When the Company wrote an option, the premium received by the Company was recorded as a liability and was subsequently adjusted to the current market value of the option written. If a call option was exercised, the premium was added to the proceeds from the sale of the underlying security or currency in determining whether the Company had realized a gain or loss. In writing an option, the Company bore the market risk of an unfavorable change in the price of the security, index or currency underlying the written option. Exercise of an option written by the Company may have resulted in the Company selling or buying a security or currency at a price different from the current market value. During the period ended December 15, 2006, the Company had no transactions in written options.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

NOTES TO FINANCIAL STATEMENTS - DECEMBER 15, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

      8. FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for each period indicated:

                                              PERIOD ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                              DECEMBER 15,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                  2006            2005             2004            2003            2002
                                          ----------------    ------------     ------------    ------------    ------------

Net assets, end of period
  (000s)                                             $0         $57,768          $94,018        $113,755         $95,519
Ratio of net investment loss
  to average net assets**                        (0.99%)         (1.30%)          (1.39%)         (1.46%)         (0.93%)
Ratio of expenses to average
  net assets**                                    2.74%           2.37%            2.38%           1.83%           1.47%
Ratio of incentive allocation
  to average net assets                           0.10%              0%            0.08%           0.11%              0%
Portfolio turnover                                 186%            164%             150%             98%            107%
Total return - gross*                            15.20%          (0.13%)          15.80%          46.48%         (34.23%)
Total return - net*                              12.19%          (0.13%)          12.64%          37.18%         (34.23%)
Average debt ratio                                  N/A             N/A            0.12%          0.00%+           0.06%

* Total return assumes a purchase of an interest in the Company on the first day of the year and a sale of the interest on the last day of the period, gross/net of incentive allocation to the Special Advisory Member, if any. The figures do not include any applicable sales charges imposed by the placement agent.

** Ratios do not reflect the effects of incentive allocation to the Special Advisory Member, if any.

+    Less than 0.01%

N/A  Not applicable

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

SUPPLEMENTAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

I.       PROXY VOTING

         A description of the policies and procedures that the Company used to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the Securities and Exchange Commission's ("SEC"'s) website at http://www.sec.gov.

         Information regarding how the Company voted proxies relating to portfolio securities during the period from inception through December 15, 2006 is available, without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at 212-667-4225 and at the SEC's website at http://www.sec.gov.

II.      PORTFOLIO HOLDINGS

         The Company filed its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------
Information pertaining to the Managers is set forth below. The Statement of Additional Information (SAI) includes additional information about the Company is available without charge, upon request, by calling Oppenheimer Asset Management Inc. collect at (212) 667-4225.

INDEPENDENT MANAGERS


                                                                                                               NUMBER OF
                                                                                                             PORTFOLIOS IN
                                   TERM OF OFFICE                                                            FUND COMPLEX
NAME, AGE, ADDRESS AND              AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED          OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------         --------------      ----------------------------------------------        -------------

Luis Rubio, 51                      Indefinite;        President of Centro de Investigacion Para                   9
c/o Oppenheimer Asset                  Since           el Desarrollo, A.C. (Center of Research
Management Inc.                      May 2003          Development) (2000 to present) and Director
200 Park Avenue                                        of same 1984 - 2000);  Adjunct Fellow of
New York, NY 10166                                     the Center for Strategic and International
Manager                                                Studies; Director of The Asia Tigers Fund,
                                                       Inc. and The India Fund, Inc.*; Manager of
                                                       Advantage Advisers Augusta Fund, L.L.C.,
                                                       Advantage Advisers Catalyst International
                                                       Ltd., Advantage Advisers Multi-Sector Fund I,
                                                       Advantage Advisers Technology Partners,
                                                       L.L.C., Advantage Advisers Technology
                                                       International, Ltd., Advantage Advisers
                                                       Whistler Fund, L.L.C., Advantage Advisers
                                                       Whistler International, Ltd. and Advantage
                                                       Advisers Xanthus Fund, L.L.C., which are
                                                       affiliates. Director of Empresas Ica SA de
                                                       CV, a Mexican construction company (since
                                                       2006).

Janet L. Schinderman, 55            Indefinite;        Associate Dean for Special Projects and                     5
c/o Oppenheimer Asset                  Since           Secretary to the Board of Overseers at
Management Inc.                      May 2003          Columbia Business School from 1990 until
200 Park Avenue                                        June 2006; Manager of Advantage Advisers
New York, NY 10166                                     Augusta Fund, L.L.C., Advantage Advisers
Manager                                                Multi-Sector Fund I, Advantage Advisers
                                                       Whistler Fund, L.L.C., and Advantage
                                                       Advisers Xanthus Fund L.L.C., which are
                                                       affiliates.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

INDEPENDENT MANAGERS (CONTINUED)

                                                                                                               NUMBER OF
                                                                                                             PORTFOLIOS IN
                                   TERM OF OFFICE                                                            FUND COMPLEX
NAME, AGE, ADDRESS AND              AND LENGTH OF      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            OVERSEEN BY
POSITION(S) WITH THE COMPANY         TIME SERVED          OTHER DIRECTORSHIPS HELD BY MANAGERS                 MANAGERS
--------------------------         --------------      ----------------------------------------------        -------------

Lawrence Becker, 51              Indefinite;  Since    Private investor in real estate investment                  5
c/o Oppenheimer Asset               October 2003       management concerns. From February 2000
Management Inc.                                        through June 2003, he was V.P.--Controller/
200 Park Avenue                                        Treasurer for National Financial Partners,
New York, NY 10166                                     which specializes in financial services
Manager                                                distribution. Prior to that, Mr. Becker was a
                                                       Managing Director--Controller/Treasurer of
                                                       Oppenheimer Capital and its Quest for Value
                                                       Funds. (Oppenheimer Capital is not affiliated
                                                       with Oppenheimer Asset Management Inc.).
                                                       Mr. Becker is a licensed CPA. He serves as the
                                                       treasurer of The France Growth Fund, Inc.;
                                                       Director of the Asia Tigers Fund, Inc. and The
                                                       India Fund Inc.*; Manager of Advantage Advisers
                                                       Augusta Fund, L.L.C., Advantage Advisers
                                                       Multi-Sector Fund I, Advantage Advisers Whistler
                                                       Fund, L.L.C., and Advantage Advisers Xanthus
                                                       Fund, L.L.C., which are affiliates.

James E. Buck ***70               Indefinite; Since    Retired in 2002 as Senior Vice President and
c/o Oppenheimer Asset                 July 2006        Corporate Secretary of the New York Stock                   5
subsidiaries of the                                    Exchange, Inc. (the "Exchange") and the
Management Inc.                                        Exchange including the NYSE Foundation.
200 Park Avenue                                        Mr. Buck is a Director of Advantage Advisers
Advisers                                               Augusta Fund, L.L.C., Manager of Advantage
New York, NY 10166                                     Multi-Sector Fund I, Advantage Advisers Whistler
Manager                                                Fund, L.L.C. and Advantage Advisers Xanthus Fund,
                                                       L.L.C., which are affiliates.

Jesse H. Ausubel, ***55           Indefinite; Since    Director, Program for the Human Environment and             5
c/o Oppenheimer Asset                 July 2006        Senior Research Associate, The Rockefeller
Management Inc.                                        University (1993 to present); Director, Richard
200 Park Avenue                                        Lounshery Foundation (1998 to present); Program
New York, NY 10166                                     Director, Alfred P. Sloan Foundation (1994 to
Manager                                                present); Adjunct Scientist, Woods Hole
Advisers                                               Oceanographic Institution (1990 to present).
                                                       Mr. Ausubel is a Manager of Advantage Advisers
                                                       Augusta Fund, L.L.C., Advantage Multi-Sector
                                                       Fund I, Advantage Advisers Whistler Fund, L.L.C.,
                                                       and AdvantageAdvisers Xanthus Fund, L.L.C., which
                                                       are affiliates.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                         NUMBER OF
                                                                                                                       PORTFOLIOS IN
                                    TERM OF OFFICE                                                                     FUND COMPLEX
NAME, AGE,(1) ADDRESS AND            AND LENGTH OF                      PRINCIPAL OCCUPATION(S)                         OVERSEEN BY
POSITION(S) WITH THE COMPANY          TIME SERVED                         DURING PAST 5 YEARS                            MANAGERS
--------------------------          --------------      -----------------------------------------------------          -------------
INTERESTED MANAGER

Bryan McKigney,** 48,                Indefinite;        Mr. McKigney is a Senior Managing Director and the Chief              5
Administrative                                          Officer of Oppenheimer Asset Management Inc. He has been in the
c/o Oppenheimer Asset               Manager since       financial services industry since 1981 and has held various
Management Inc.                   December 1, 2004;     positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
management                                              the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
200 Park Avenue                     President and       of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
New York, NY 10166                    CEO since         Multi-Sector Fund I, Advantage Advisers Whistler Fund, L.L.C.,
Manager, President, CEO          September 23, 2004     and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.


COMPANY OFFICERS

         In accordance with the Declaration of Trust, the Board has selected the following persons to serve as officers of the Company:


                                  TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND          AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY        TIME SERVED                                 DURING PAST 5 YEARS
--------------------------        --------------        -----------------------------------------------------------------

Vineet Bhalla, 46,                  One year;           Mr. Bhalla has been a Senior Vice President at Oppenheimer Asset
Chief Financial Officer               Since             Management since May 2005. From July 2002 to May 2005, he
                                  July 27, 2005         was an Assistant Vice President at Zurich Capital Markets Inc.,
                                                        a Director of the Client Service Group at GlobeOp Financial
                                                        Services, and a Senior Consultant at Capital Markets Company.
                                                        Prior to that, he was a Vice President at Blackrock Financial
                                                        Management since June 1999. Mr. Bhalla is a Certified Public
                                                        Accountant. He graduated with an MBA from Saint Mary's University,
                                                        Halifax, Canada in 1986.

ADVANTAGE ADVISERS TROON FUND, L.L.C.
(IN THE PROCESS OF LIQUIDATION)

COMPANY MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

COMPANY OFFICERS (CONTINUED)

                                  TERM OF OFFICE
NAME, AGE,(1) ADDRESS AND          AND LENGTH OF                             PRINCIPAL OCCUPATION(S)
POSITION(S) WITH THE COMPANY        TIME SERVED                                 DURING PAST 5 YEARS
--------------------------        ----------------      ------------------------------------------------------------------------

Stephen C. Beach, 53,               One year;           Since February 2005, Mr. Beach has been the Chief Compliance
Chief Compliance Officer              Since             Officer for Oppenheimer Asset Management. Prior to that, he
                                 March 18, 2005         had his own law firm with a focus on mutual funds, investment advisers and general securities law, beginning in 2001. Mr. Beach obtained an LL.M. in Taxation at Temple University School of Law
                                                        during the period 1999 - 2001.

Deborah Kaback, 55                   One year;          Ms. Kaback has been a Senior Vice President at Oppenheimer Asset
Chief Legal Officer and                Since            Management since June 2003. She was Executive Director of CIBC
Vice President                     July 23, 2003        World Markets Corp. from July 2001 through June 2003. Prior to that, she was Vice-President and Senior Counsel of Oppenheimer Funds, Inc.
                                                        from November 1999 through July 2001. Prior to that, she was Senior
                                                        Vice President and Deputy General Counsel at Oppenheimer Capital
                                                        from April 1989 through November 1999.

Bryan McKigney,** 48,             One year term         Mr. McKigney is a Senior Managing Director and the Chief Administrative
c/o Oppenheimer Asset           for President and       Officer of Oppenheimer Asset Management Inc. He has been in the
Management Inc.                    CEO; since           financial services industry since 1981 and has held various management
200 Park Avenue                September 23, 2004.      positions at Canadian Imperial Bank of Commerce (1993 - 2003) and
New York, NY 10166               Indefinite term        the Chase Manhattan Bank N.A. (1981 - 1993). He serves as Manager
Manager, President, CEO         for manager since       of Advantage Advisers Augusta Fund, L.L.C., Advantage Advisers
                                December 1, 2004        Multi-Sector Fund I, Advantage Advisers Whistler Fund, L.L.C.,
                                                           and Advantage Advisers Xanthus Fund, L.L.C., which are affiliates.


* Effective December 4, 2005, The Asia Tigers Fund, Inc. and The India Fund, Inc. are no longer affiliated with Oppenheimer.
** "Interested Person" of the Fund as defined in the 40 Act. Mr. McKigney is an interested person due to his position as President and Chief Executive Officer of the Fund and as a Senior Managing Director and the Chief Administrative Officer of Oppenheimer Asset Management Inc., which is a corporate parent of the managing member of the Investment Adviser.
*** James Buck and Jesse Ausubel were nominated as managers at the board meeting, held on March 1, 2006 and were elected by the shareholder of the Fund at a meeting held on July 24, 2006.

(1) The address of each officer is c/o Oppenheimer Asset Management, 200 Park Avenue, 24th Floor, New York, New York 10166.

(2)  Officers are not compensated by the Company.